Goodwill - Schedule of Discounted Cash Flows Model (Details) - Goodwill - Post-tax	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%	0.00%
Discount rate (post-tax)	6.20%	6.80%